Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000098721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000098722
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000154814
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000028852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028853
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000028862
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028863
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000028828
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028829
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000028830
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028831
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000028836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000028838
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000028860
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028861
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
Without Sales Load [Member] | C000098721
Average Annual Return [Line Items]
Average Annual Return, Percent	6.59%	11.89%	3.57%		3.70%
Without Sales Load [Member] | C000098722
Average Annual Return [Line Items]
Average Annual Return, Percent	6.52%	11.67%	3.32%		3.44%
Without Sales Load [Member] | C000154814
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%	13.74%	5.24%	4.43%
Without Sales Load [Member] | C000028852
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	10.43%	4.88%		5.23%
Without Sales Load [Member] | C000028853
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%	10.28%	4.63%		4.97%
Without Sales Load [Member] | C000028862
Average Annual Return [Line Items]
Average Annual Return, Percent	8.74%	17.49%	10.77%		9.79%
Without Sales Load [Member] | C000028863
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%	17.17%	10.49%		9.52%
Without Sales Load [Member] | C000028828
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%	6.47%	4.95%		2.13%
Without Sales Load [Member] | C000028829
Average Annual Return [Line Items]
Average Annual Return, Percent	4.42%	6.23%	4.69%		1.87%
Without Sales Load [Member] | C000028830
Average Annual Return [Line Items]
Average Annual Return, Percent	19.59%	31.59%	17.53%		16.45%
Without Sales Load [Member] | C000028831
Average Annual Return [Line Items]
Average Annual Return, Percent	19.44%	31.26%	17.24%		16.16%
Without Sales Load [Member] | C000028836
Average Annual Return [Line Items]
Average Annual Return, Percent	6.61%	8.12%	6.15%		9.03%
Without Sales Load [Member] | C000028837
Average Annual Return [Line Items]
Average Annual Return, Percent	6.52%	7.88%	5.89%		8.76%
Without Sales Load [Member] | C000028838
Average Annual Return [Line Items]
Average Annual Return, Percent	2.48%	12.32%	8.45%		6.95%
Without Sales Load [Member] | C000028839
Average Annual Return [Line Items]
Average Annual Return, Percent	2.41%	12.09%	8.18%		6.69%
Without Sales Load [Member] | C000028860
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%	9.77%	10.52%		9.40%
Without Sales Load [Member] | C000028861
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%	9.47%	10.25%		9.12%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	11.75%	20.19%	11.78%		9.16%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	11.75%	20.19%	11.78%		9.16%
AllianceBernstein Index: MSCI World Index (net, USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net, USD Hedged)
Average Annual Return, Percent	13.81%	22.32%	13.26%	10.60%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	11.30%	19.38%	10.76%		8.43%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	11.30%	19.38%	10.76%		8.43%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.29%	24.56%	15.05%		12.86%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.29%	24.56%	15.05%		12.86%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	5.34%	11.54%	6.46%		4.33%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	5.34%	11.54%	6.46%		4.33%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.29%	24.56%	15.05%		12.86%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.29%	24.56%	15.05%		12.86%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.29%	24.56%	15.05%		12.86%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.29%	24.56%	15.05%		12.86%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.29%	24.56%	15.05%		12.86%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.29%	24.56%	15.05%		12.86%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	11.30%	19.38%	10.76%		8.43%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	11.30%	19.38%	10.76%		8.43%
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Average Annual Return, Percent	6.58%	12.50%	7.01%		6.08%
AllianceBernstein Index: Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Average Annual Return, Percent	(0.86%)	1.55%	(0.65%)		0.91%
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Average Annual Return, Percent	6.58%	12.50%	7.01%		6.08%
AllianceBernstein Index: Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Average Annual Return, Percent	(0.86%)	1.55%	(0.65%)		0.91%
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index (net, USD hedged)/40% Bloomberg Global G7 Treasury Index (US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index (net, USD hedged)/40% Bloomberg Global G7 Treasury Index (USD hedged)
Average Annual Return, Percent	7.74%	13.92%	7.86%	6.99%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.71%)	2.63%	(0.23%)		1.35%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.71%)	2.63%	(0.23%)		1.35%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	6.63%	13.06%	9.01%		8.23%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	6.63%	13.06%	9.01%		8.23%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	20.70%	33.48%	19.34%		16.33%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	20.70%	33.48%	19.34%		16.33%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	4.44%	9.14%	6.17%		7.39%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	4.44%	9.14%	6.17%		7.39%
AllianceBernstein Index: Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	2.35%	10.47%	8.31%		7.99%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	1.50%	11.24%	8.01%		6.77%
AllianceBernstein Index: Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	2.35%	10.47%	8.31%		7.99%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	1.50%	11.24%	8.01%		6.77%